UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Diversified Real Assets Fund

Semiannual report 9/30/18

John Hancock
Diversified Real Assets Fund

Table of contents

2	Portfolio summary
4	Your expenses
6	Fund's investments
14	Financial statements
17	Financial highlights
18	Notes to financial statements
25	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       1

Portfolio summary

INVESTMENT OBJECTIVE

The fund seeks a long-term total return in excess of inflation.

SECTOR COMPOSITION AS OF 9/30/18 (%)

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       2

COUNTRY COMPOSITION AS OF 9/30/18 (%)

United States	57.0
Canada	16.1
United Kingdom	4.7
Australia	3.6
France	2.6
Netherlands	2.5
Japan	2.5
Hong Kong	2.2
Germany	1.3
Sweden	1.3
Other countries	6.2
TOTAL	100.0
As a percentage of net assets.

TOP 10 HOLDINGS AS OF 9/30/18 (%)

Royal Dutch Shell PLC, A Shares	2.5
Simon Property Group, Inc.	2.0
Prologis, Inc.	1.9
Chevron Corp.	1.9
Exxon Mobil Corp.	1.6
BP PLC	1.5
Equity Residential	1.4
Suncor Energy, Inc.	1.4
Equinix, Inc.	1.4
BHP Billiton, Ltd., ADR	1.3
TOTAL	16.9
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2018, with the same investment held until September 30, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2018, with the same investment held until September 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	4

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2018	Ending value on 9-30-2018	Expenses paid during period ended 9-30-2018[1]	Annualized expense ratio
Class NAV	Actual expenses/actual returns	$1,000.00	$1,049.00	$4.52	0.88%
	Hypothetical example	1,000.00	1,020.70	4.46	0.88%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
5	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-18 (unaudited)
	Shares	Value
Common stocks 98.3%		$1,051,805,877
(Cost $1,030,280,106)
Communication services 0.9%		9,762,501
Diversified telecommunication services 0.3%
BT Group PLC	782,228	2,296,122
China Tower Corp., Ltd., H Shares (A)(B)	7,770,000	1,131,503
Media 0.3%
Comcast Corp., Class A	84,326	2,985,984
Wireless telecommunication services 0.3%
NTT DOCOMO, Inc.	124,598	3,348,892
Consumer discretionary 0.1%		866,168
Hotels, restaurants and leisure 0.1%
Extended Stay America, Inc.	42,816	866,168
Energy 39.8%		425,484,687
Energy equipment and services 3.4%
Calfrac Well Services, Ltd. (B)	145,317	487,146
Halliburton Company	204,717	8,297,180
Helmerich & Payne, Inc.	24,727	1,700,476
Patterson-UTI Energy, Inc.	280,585	4,800,809
Precision Drilling Corp. (B)	555,652	1,918,637
Rowan Companies PLC, Class A (B)	143,207	2,696,588
RPC, Inc. (C)	118,662	1,836,888
Schlumberger, Ltd.	124,351	7,575,463
TechnipFMC PLC	172,656	5,395,500
Transocean, Ltd. (B)	62,236	868,192
Trican Well Service, Ltd. (B)	576,403	1,030,845
Oil, gas and consumable fuels 36.4%
Abraxas Petroleum Corp. (B)	208,569	485,966
Advantage Oil & Gas, Ltd. (B)	673,153	1,876,167
Anadarko Petroleum Corp.	132,804	8,952,318
Andeavor	35,706	5,480,871
Apache Corp.	78,928	3,762,498
ARC Resources, Ltd.	160,220	1,786,218
BP PLC	2,075,245	15,906,308
Cabot Oil & Gas Corp.	222,788	5,017,186
Callon Petroleum Company (B)	211,255	2,532,947
Cameco Corp.	206,700	2,357,211
Canadian Natural Resources, Ltd.	258,376	8,441,503
Cenovus Energy, Inc.	673,536	6,763,258
Cheniere Energy, Inc. (B)	19,205	1,334,555
Chevron Corp.	166,431	20,351,183
Cimarex Energy Company	77,570	7,209,356
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	6

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Concho Resources, Inc. (B)	89,977	$13,743,987
ConocoPhillips	132,909	10,287,157
Continental Resources, Inc. (B)	138,484	9,455,688
Devon Energy Corp.	265,858	10,618,369
DHT Holdings, Inc.	175,271	823,774
Diamondback Energy, Inc. (C)	65,667	8,877,522
Encana Corp.	534,879	7,010,801
Enerplus Corp.	281,049	3,470,547
EOG Resources, Inc.	100,505	12,821,423
EQT Corp.	98,839	4,371,649
Equinor ASA	360,864	10,146,149
Exxon Mobil Corp.	197,060	16,754,041
Galp Energia SGPS SA	451,650	8,955,236
Hess Corp.	77,886	5,575,080
Hurricane Energy PLC (B)	798,568	607,881
Husky Energy, Inc.	492,030	8,639,523
Kelt Exploration, Ltd. (B)	340,305	2,215,743
Keyera Corp.	81,838	2,192,864
Kinder Morgan, Inc.	50,205	890,135
Lundin Petroleum AB	201,934	7,697,162
Marathon Oil Corp.	321,767	7,490,736
NexGen Energy, Ltd. (B)	221,300	448,888
Noble Energy, Inc.	74,173	2,313,456
NuVista Energy, Ltd. (B)	417,894	2,426,513
Occidental Petroleum Corp.	172,569	14,179,995
Paramount Resources, Ltd., Class A (B)(C)	64,427	754,679
Parex Resources, Inc. (B)	85,337	1,450,197
Parsley Energy, Inc., Class A (B)	169,708	4,963,959
Pembina Pipeline Corp.	75,593	2,568,635
Phillips 66	96,091	10,831,378
Pioneer Natural Resources Company	62,049	10,808,315
Range Resources Corp.	105,285	1,788,792
Resolute Energy Corp. (B)	12,120	458,257
Royal Dutch Shell PLC, A Shares	769,655	26,390,432
Seven Generations Energy, Ltd., Class A (B)	65,127	776,492
Snam SpA	430,458	1,790,050
Suncor Energy, Inc.	391,278	15,140,382
The Williams Companies, Inc.	271,500	7,382,085
TOTAL SA	217,372	14,133,681
Tourmaline Oil Corp.	62,568	1,101,534
TransCanada Corp.	162,840	6,588,486
Valero Energy Corp.	99,719	11,343,036
Vermilion Energy, Inc.	32,633	1,075,261
WPX Energy, Inc. (B)	261,404	5,259,448
7	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 0.3%		$3,004,392
Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	14,032	3,004,392
Industrials 0.8%		8,086,138
Construction and engineering 0.4%
Vinci SA	36,701	3,491,724
Road and rail 0.3%
Canadian National Railway Company	38,779	3,479,647
Transportation infrastructure 0.1%
Flughafen Zurich AG	5,517	1,114,767
Information technology 0.0%		591,971
IT services 0.0%
InterXion Holding NV (B)	8,796	591,971
Materials 16.3%		174,324,602
Chemicals 0.9%
Albemarle Corp.	12,132	1,210,531
DowDuPont, Inc.	52,273	3,361,677
LyondellBasell Industries NV, Class A	21,688	2,223,237
Nutrien, Ltd. (C)	37,700	2,176,802
Metals and mining 15.2%
Agnico Eagle Mines, Ltd.	149,300	5,099,769
Alacer Gold Corp. (B)	229,900	355,979
Alamos Gold, Inc., Class A	186,700	857,145
Alcoa Corp. (B)	115,000	4,646,000
Altius Minerals Corp.	89,700	876,409
B2Gold Corp. (B)	845,600	1,924,720
Barrick Gold Corp.	261,600	2,894,177
BHP Billiton PLC, ADR	197,650	8,692,647
BHP Billiton, Ltd., ADR (C)	285,700	14,239,288
Boliden AB	106,902	2,973,036
Cobalt 27 Capital Corp. (B)(C)	248,600	1,235,638
Continental Gold, Inc. (B)	112,700	229,475
Detour Gold Corp. (B)	271,400	2,193,641
Endeavour Mining Corp. (B)	124,800	1,947,871
ERO Copper Corp. (B)(C)	316,100	2,985,654
First Quantum Minerals, Ltd.	462,400	5,266,058
Franco-Nevada Corp.	99,750	6,239,926
Freeport-McMoRan, Inc.	505,700	7,039,344
Fresnillo PLC	37,727	402,977
Glencore PLC (B)	1,196,366	5,157,179
Goldcorp, Inc.	452,500	4,610,305
Guyana Goldfields, Inc. (B)	151,234	333,695
Hudbay Minerals, Inc.	175,200	887,089
Ivanhoe Mines, Ltd., Class A (B)	1,154,000	2,456,935
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	8

	Shares	Value
Materials (continued)
Metals and mining (continued)
Kinross Gold Corp. (B)	537,900	$1,465,883
Kirkland Lake Gold, Ltd.	187,400	3,551,699
Lucara Diamond Corp. (C)	847,900	1,417,926
Lundin Mining Corp.	752,314	3,983,918
MAG Silver Corp. (B)	137,200	1,108,944
Nevada Copper Corp. (B)	4,500,000	1,846,475
Nevsun Resources, Ltd.	588,015	2,608,544
New Gold, Inc. (B)	497,500	392,870
Newcrest Mining, Ltd.	82,349	1,156,370
Newmont Mining Corp.	250,000	7,550,000
Nucor Corp.	28,400	1,801,980
OceanaGold Corp. (C)	482,100	1,455,650
Osisko Gold Royalties, Ltd.	159,000	1,206,364
Osisko Mining, Inc. (B)(C)	633,700	1,152,940
Randgold Resources, Ltd., ADR	50,900	3,590,995
Rio Tinto PLC, ADR	222,500	11,351,950
Sandstorm Gold, Ltd. (B)	139,100	517,997
SEMAFO, Inc. (B)	540,700	1,272,580
South32, Ltd.	444,996	1,250,577
Southern Copper Corp.	95,600	4,124,184
SSR Mining, Inc. (B)	226,100	1,965,783
Steel Dynamics, Inc.	30,000	1,355,700
Stornoway Diamond Corp. (B)	1,562,000	471,629
Tahoe Resources, Inc. (B)	143,300	396,068
Teck Resources, Ltd., Class B	368,904	8,890,939
TMAC Resources, Inc. (B)	63,800	231,659
Trevali Mining Corp. (B)	1,220,300	689,675
Turquoise Hill Resources, Ltd. (B)	891,900	1,898,908
Vale SA, ADR	163,500	2,426,340
Western Areas, Ltd.	1,517,661	2,917,674
Wheaton Precious Metals Corp.	243,000	4,251,771
Yamana Gold, Inc.	387,400	965,763
Paper and forest products 0.2%
Interfor Corp. (B)	70,700	1,046,556
West Fraser Timber Company, Ltd.	26,200	1,491,087
Real estate 35.0%		375,133,870
Equity real estate investment trusts 31.2%
Acadia Realty Trust	125,937	3,530,014
Agree Realty Corp.	91,580	4,864,722
Alexandria Real Estate Equities, Inc.	84,796	10,666,489
alstria office REIT-AG	55,238	819,142
American Tower Corp.	24,674	3,585,132
Americold Realty Trust	157,761	3,947,180
9	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Assura PLC	867,759	$612,958
Boston Properties, Inc.	69,987	8,614,700
Brixmor Property Group, Inc.	196,158	3,434,727
Camden Property Trust	96,878	9,064,874
Canadian Apartment Properties REIT	65,133	2,404,825
CapitaLand Commercial Trust	1,034,000	1,347,145
Columbia Property Trust, Inc.	142,540	3,369,646
CoreSite Realty Corp.	59,385	6,600,049
Cousins Properties, Inc.	430,261	3,825,020
CubeSmart	276,262	7,881,755
CyrusOne, Inc.	45,669	2,895,415
Derwent London PLC	24,567	914,658
Dexus	88,186	673,703
Douglas Emmett, Inc.	215,079	8,112,780
Dream Office Real Estate Investment Trust	70,320	1,316,952
Equinix, Inc.	34,414	14,897,476
Equity LifeStyle Properties, Inc.	137,755	13,286,470
Equity Residential	231,044	15,308,975
Extra Space Storage, Inc.	91,229	7,904,081
Frontier Real Estate Investment Corp.	243	946,235
Gecina SA	19,023	3,178,646
Global One Real Estate Investment Corp.	2,434	2,504,398
GLP J-REIT	1,251	1,215,853
Goodman Group	177,322	1,330,199
Granite Real Estate Investment Trust	51,278	2,202,137
Great Portland Estates PLC	118,280	1,030,445
Green REIT PLC	375,624	658,234
Hammerson PLC	79,962	475,789
Hibernia REIT PLC	336,464	554,601
Host Hotels & Resorts, Inc.	345,078	7,281,146
Invitation Homes, Inc.	135,320	3,100,181
Japan Logistics Fund, Inc.	622	1,223,747
Japan Real Estate Investment Corp.	259	1,358,145
JBG SMITH Properties	34,251	1,261,464
Link REIT	353,100	3,476,607
Mapletree Logistics Trust	1,773,800	1,596,207
Merlin Properties Socimi SA	117,170	1,588,785
Mid-America Apartment Communities, Inc.	101,233	10,141,522
Mirvac Group	917,738	1,599,622
Mori Hills REIT Investment Corp.	526	668,541
Mori Trust Sogo REIT, Inc.	358	510,523
National Retail Properties, Inc.	20,524	919,886
Omega Healthcare Investors, Inc.	163,556	5,359,730
Physicians Realty Trust	253,438	4,272,965
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	10

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Premier Investment Corp.	2,538	$2,667,153
Prologis, Inc.	302,497	20,506,272
Realty Income Corp.	201,198	11,446,154
Regency Centers Corp.	115,486	7,468,480
Retail Properties of America, Inc., Class A	194,546	2,371,516
Rexford Industrial Realty, Inc.	170,916	5,462,475
Ryman Hospitality Properties, Inc.	85,665	7,381,753
Scentre Group	905,580	2,602,425
Segro PLC	209,688	1,744,884
Simon Property Group, Inc.	123,337	21,799,815
STORE Capital Corp.	235,063	6,532,401
Sunstone Hotel Investors, Inc.	288,601	4,721,512
Suntec Real Estate Investment Trust	567,200	800,936
The British Land Company PLC	215,764	1,735,435
The GPT Group	602,636	2,269,712
The Macerich Company	40,780	2,254,726
The PRS REIT PLC	396,236	529,366
The UNITE Group PLC	74,001	860,768
Tritax EuroBox PLC (A)(B)	252,826	346,381
Unibail-Rodamco-Westfield, Stapled Shares	19,635	3,955,402
Ventas, Inc.	166,215	9,038,772
VICI Properties, Inc.	271,730	5,874,803
Warehouse REIT PLC	128,851	163,814
Welltower, Inc.	201,198	12,941,055
XYMAX REIT Investment Corp.	627	631,971
Real estate management and development 3.8%
Castellum AB	103,568	1,855,203
CK Asset Holdings, Ltd.	521,500	3,909,264
Daibiru Corp.	41,200	434,868
Deutsche Wohnen SE	61,351	2,946,791
Essential Properties Realty Trust, Inc.	165,936	2,354,632
Fabege AB	75,294	1,042,629
Grainger PLC	173,503	677,118
Hongkong Land Holdings, Ltd.	348,600	2,308,904
Hufvudstaden AB, A Shares	31,250	475,404
Mitsubishi Estate Company, Ltd.	297,600	5,053,263
Mitsui Fudosan Company, Ltd.	120,600	2,852,294
New World Development Company, Ltd.	753,588	1,023,544
NTT Urban Development Corp.	129,300	1,483,066
PSP Swiss Property AG	17,415	1,688,287
Sino Land Company, Ltd.	1,000,000	1,713,212
Sun Hung Kai Properties, Ltd.	102,000	1,480,245
TLG Immobilien AG	35,474	927,006
UOL Group, Ltd.	188,900	952,650
11	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
Urban & Civic PLC	187,090	$742,841
VGP NV	2,608	212,350
Vonovia SE	105,763	5,172,675
Wharf Real Estate Investment Company, Ltd.	215,000	1,385,147
Utilities 5.1%		54,551,548
Electric utilities 1.8%
Avangrid, Inc.	63,460	3,041,638
CK Infrastructure Holdings, Ltd.	316,688	2,506,258
Edison International	45,625	3,087,900
Enel SpA	555,352	2,838,694
Iberdrola SA	529,032	3,885,661
NextEra Energy, Inc.	21,080	3,533,008
Gas utilities 1.0%
Beijing Enterprises Holdings, Ltd.	570,313	3,196,343
ENN Energy Holdings, Ltd.	312,397	2,715,859
Osaka Gas Company, Ltd.	67,838	1,324,645
UGI Corp.	66,485	3,688,588
Independent power and renewable electricity producers 0.6%
China Longyuan Power Group Corp., Ltd., H Shares	4,041,113	3,402,987
Huaneng Renewables Corp., Ltd., H Shares	8,306,647	2,476,929
NextEra Energy Partners LP	13,037	632,295
Multi-utilities 1.2%
E.ON SE	346,757	3,528,508
Engie SA (C)	174,080	2,562,848
Innogy SE (B)	19,418	823,149
National Grid PLC	245,432	2,535,025
Sempra Energy	26,552	3,020,290
Water utilities 0.5%
Cia de Saneamento do Parana	72,656	745,531
Guangdong Investment, Ltd.	1,560,578	2,765,287
Severn Trent PLC	92,931	2,240,105

	Yield (%)	Shares	Value
Securities lending collateral 1.1%			$11,973,310
(Cost $11,972,093)
John Hancock Collateral Trust (D)	2.1505(E)	1,196,781	11,973,310

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.4%				$15,100,000
(Cost $15,100,000)
U.S. Government Agency 1.4%				15,100,000
Federal Home Loan Bank Discount Note	1.850	10-01-18	15,100,000	15,100,000

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	12

Total investments (Cost $1,057,352,199) 100.8%	$1,078,879,187
Other assets and liabilities, net (0.8%)	(8,689,066)
Total net assets 100.0%	$1,070,190,121

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 9-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 9-30-18, the aggregate cost of investments for federal income tax purposes was $1,058,023,849. Net unrealized appreciation aggregated to $20,855,338, of which $67,184,820 related to gross unrealized appreciation and $46,329,482 related to gross unrealized depreciation.
13	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,045,380,106) including $11,520,308 of securities loaned	$1,066,905,877
Affiliated investments, at value (Cost $11,972,093)	11,973,310
Total investments, at value (Cost $1,057,352,199)	1,078,879,187
Cash	4,059,058
Foreign currency, at value (Cost $1,331,018)	1,331,883
Dividends and interest receivable	2,647,948
Receivable for investments sold	5,819,591
Receivable for securities lending income	35,594
Other assets	140,828
Total assets	1,092,914,089
Liabilities
Payable for investments purchased	6,070,915
Payable for fund shares repurchased	4,401,659
Payable upon return of securities loaned	11,971,880
Payable to affiliates
Accounting and legal services fees	64,100
Trustees' fees	161
Other liabilities and accrued expenses	215,253
Total liabilities	22,723,968
Net assets	$1,070,190,121
Net assets consist of
Paid-in capital	$1,026,508,182
Undistributed net investment income	13,650,416
Accumulated net realized gain (loss) on investments and foreign currency transactions	8,510,458
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	21,521,065
Net assets	$1,070,190,121

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class NAV ($1,070,190,121 ÷ 102,023,202 shares)	$10.49
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	14

STATEMENT OF OPERATIONS For the six months ended  9-30-18 (unaudited)

Investment income
Dividends	$15,363,318
Interest	192,723
Securities lending	133,074
Less foreign taxes withheld	(669,061)
Total investment income	15,020,054
Expenses
Investment management fees	4,360,333
Accounting and legal services fees	82,556
Trustees' fees	3,676
Custodian fees	183,198
Printing and postage	46,132
Professional fees	73,209
Other	45,735
Total expenses	4,794,839
Less expense reductions	(299,863)
Net expenses	4,494,976
Net investment income	10,525,078
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	10,245,462
Affiliated investments	701
Forward foreign currency contracts	(3,321)
10,242,842
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	22,990,020
Affiliated investments	1,217
22,991,237
Net realized and unrealized gain	33,234,079
Increase in net assets from operations	$43,759,157

15	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-18 (unaudited)	Period ended 3-31-18[1]
Increase (decrease) in net assets
From operations
Net investment income	$10,525,078	$3,289,664
Net realized gain (loss)	10,242,842	(1,904,080)
Change in net unrealized appreciation (depreciation)	22,991,237	(1,470,172)
Increase (decrease) in net assets resulting from operations	43,759,157	(84,588)
From fund share transactions	88,574,445	937,941,107
Total increase	132,333,602	937,856,519
Net assets
Beginning of period	937,856,519	—
End of period	$1,070,190,121	$937,856,519
Undistributed net investment income	$13,650,416	$3,125,338

[1]	Period from 2-26-18 (commencement of operations) to 3-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	16

Financial highlights
CLASS NAV SHARES Period ended	9-30-18 [1]	3-31-18 [2]
Per share operating performance
Net asset value, beginning of period	$10.00	$10.00
Net investment income[3]	0.11	0.03
Net realized and unrealized gain (loss) on investments	0.38	(0.03)
Total from investment operations	0.49	— [4]
Net asset value, end of period	$10.49	$10.00
Total return (%)[5]	4.90 [6]	0.00 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,070	$938
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93 [7]	0.94 [7,8]
Expenses including reductions	0.88 [7]	0.88 [7,8]
Net investment income	2.05 [7]	3.84 [7]
Portfolio turnover (%)	39	40 [9]

[1]	Six months ended 9-30-18. Unaudited.
[2]	Period from 2-26-18 (commencement of operations) to 3-31-18.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Certain expenses are presented unannualized due to the short reporting period.
[9]	Excludes in-kind transactions.
17	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Diversified Real Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a long-term total return in excess of inflation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Investments by the fund in open-end management investment companies are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       18

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of September 30, 2018, by major security category or type:

	Total value at 9-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$9,762,501	$2,985,984	$6,776,517	—
Consumer discretionary	866,168	866,168	—	—
Energy	425,484,687	339,857,788	85,626,899	—
Financials	3,004,392	3,004,392	—	—
Industrials	8,086,138	3,479,647	4,606,491	—
Information technology	591,971	591,971	—	—
Materials	174,324,602	160,466,789	13,857,813	—
Real estate	375,133,870	290,204,679	84,929,191	—
Utilities	54,551,548	17,749,250	36,802,298	—
Securities lending collateral	11,973,310	11,973,310	—	—
Short-term investments	15,100,000	—	15,100,000	—
Total investments in securities	$1,078,879,187	$831,179,978	$247,699,209	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       19

value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2018, the fund loaned common stocks valued at $11,520,308 and received $11,971,880 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2018 were $3,082.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       20

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of March 31, 2018, the fund has a short-term capital loss carryforward of $1,306,847 available to offset future net realized capital gains. This carryforward does not expire.

As of March 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at March 31, 2018.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       21

or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended September 30, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Forward foreign currency contracts
Foreign currency	($3,321)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment Advisor for the fund. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $2 billion of the fund's average daily net assets and (b) 0.800% of the fund's average daily net assets in excess of $2 billion. The Advisor has subadvisory agreements with DWS Investment Management Americas, Inc., John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, and Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund's average daily net assets. This agreement expires on July 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to $299,863 for the six months ended September 30, 2018.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2018 were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       22

services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six ended September 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund(s), along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income (expense)
Borrower	$2,661,582	8	1.557%	($1,846)

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2018 and for the period ended March 31, 2018 were as follows:

		Six months ended 9-30-18		Period ended 3-31-18[1]
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	15,701,593	$166,188,862	96,067,721	$960,675,505
Repurchased	(7,467,409)	(77,614,417)	(2,278,703)	(22,734,398)
Net increase	8,234,184	$88,574,445	93,789,018	$937,941,107
Total net increase	8,234,184	$88,574,445	93,789,018	$937,941,107

[1]	Period from 2-26-18 (commencement of operations) to 3-31-18.

Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $474,928,320 and $389,001,499, respectively, for the six months ended September 30, 2018.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At September 30, 2018, funds within the John Hancock group of funds complex held 100.0% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	32.1%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	26.0%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	12.6%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	6.0%

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       23

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	—	19,792,351	(18,595,570)	1,196,781	—	—	$701	$1,217	$11,973,310
*Refer to the Securities lending note within Note 2 for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       24

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

DWS Investment Management Americas, Inc. (DIMA)
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       25

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Diversified Real Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
DRASA 9/18 11/18

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 12, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	November 12, 2018